GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Aerospace & Defense – 1.6%
31,145	Boeing Co. (The)*	$ 7,693,438
18,225	L3Harris Technologies, Inc.	3,974,143
11,164	TransDigm Group, Inc.*	7,243,650

		18,911,231

Airlines – 0.3%
63,995	United Airlines Holdings, Inc.*	3,734,108

Auto Components – 0.6%
43,335	Aptiv PLC*	6,518,451

Automobiles – 0.6%
12,006	Tesla, Inc.*	7,506,391

Banks – 3.3%
223,930	Bank of America Corp.	9,492,393
73,501	JPMorgan Chase & Co.	12,071,804
19,941	M&T Bank Corp.	3,204,319
26,856	Pinnacle Financial Partners, Inc.	2,441,747
8,067	SVB Financial Group*	4,702,174
100,302	Truist Financial Corp.	6,196,658

		38,109,095

Beverages – 1.6%
47,663	Coca-Cola Co. (The)	2,635,287
110,549	Coca-Cola Europacific Partners PLC (United Kingdom)	6,690,426
27,980	Constellation Brands, Inc., Class A	6,707,366
31,516	Monster Beverage Corp.*	2,971,013

		19,004,092

Biotechnology – 1.6%
17,422	Agios Pharmaceuticals, Inc.*	971,799
8,289	Biogen, Inc.*	2,217,142
13,770	BioMarin Pharmaceutical, Inc.*	1,064,421
148,013	Genmab A/S ADR (Denmark)*	6,012,288
24,969	Ionis Pharmaceuticals, Inc.*	930,095
55,210	Neurocrine Biosciences, Inc.*	5,312,306
14,118	Seagen, Inc.*	2,193,232

		18,701,283

Building Products – 0.3%
16,824	Trane Technologies PLC	3,135,994

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – 2.7%
6,252	BlackRock, Inc.	$ 5,483,254
28,933	Carlyle Group, Inc. (The)	1,262,636
48,510	Charles Schwab Corp. (The)	3,582,463
147,781	Morgan Stanley	13,440,682
14,932	Raymond James Financial, Inc.	1,979,834
10,746	S&P Global, Inc.	4,077,785
21,322	Tradeweb Markets, Inc., Class A	1,786,357

		31,613,011

Chemicals – 2.2%
34,198	Ecolab, Inc.	7,355,306
44,100	Linde PLC (United Kingdom)	13,256,460
17,385	Sherwin-Williams Co. (The)	4,929,169

		25,540,935

Commercial Services & Supplies – 0.1%
5,779	Waste Connections, Inc.	701,802

Communications Equipment – 0.5%
120,529	Cisco Systems, Inc.	6,375,984

Construction Materials – 0.7%
23,638	Martin Marietta Materials, Inc.	8,595,959

Consumer Finance – 1.5%
108,213	American Express Co.	17,328,148

Containers & Packaging – 0.5%
64,320	Ball Corp.	5,284,531

Diversified Consumer Services – 0.1%
7,362	Bright Horizons Family Solutions, Inc.*	1,017,649

Diversified Financial Services – 0.8%
33,942	Berkshire Hathaway, Inc., Class B*	9,824,172

Diversified Telecommunication Services – 0.4%
172,398	AT&T, Inc.	5,073,673

Electric Utilities – 0.9%
119,503	NextEra Energy, Inc.	8,750,009
21,285	Xcel Energy, Inc.	1,508,681

		10,258,690

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – 0.3%
25,392	Eaton Corp. PLC	$ 3,688,188

Electronic Equipment, Instruments & Components – 0.6%
98,496	Amphenol Corp., Class A	6,624,841

Entertainment – 2.8%
22,100	Activision Blizzard, Inc.	2,149,225
22,060	Electronic Arts, Inc.	3,153,036
18,427	Live Nation Entertainment, Inc.*	1,660,457
23,871	Netflix, Inc.*	12,002,577
76,377	Walt Disney Co. (The)*	13,644,751

		32,610,046

Equity Real Estate Investment Trusts (REITs) – 2.9%
27,578	Alexandria Real Estate Equities, Inc. REIT	4,916,054
16,607	American Tower Corp. REIT	4,242,424
6,048	Equinix, Inc. REIT	4,455,683
22,294	Equity LifeStyle Properties, Inc. REIT	1,579,753
40,796	Healthpeak Properties, Inc. REIT	1,361,771
89,877	Host Hotels & Resorts, Inc. REIT*	1,543,188
85,652	Invitation Homes, Inc. REIT	3,106,598
37,334	Kilroy Realty Corp. REIT	2,621,220
58,247	Prologis, Inc. REIT	6,863,826
11,070	Public Storage REIT	3,127,054

		33,817,571

Food & Staples Retailing – 0.8%
67,062	Walmart, Inc.	9,524,816

Food Products – 1.5%
105,067	McCormick & Co., Inc.	9,357,267
127,586	Mondelez International, Inc., Class A	8,105,539

		17,462,806

Gas Utilities – 0.2%
22,896	Atmos Energy Corp.	2,270,596

Health Care Equipment & Supplies – 4.9%
12,568	Align Technology, Inc.*	7,417,005
262,499	Boston Scientific Corp.*	11,169,333
32,401	Danaher Corp.	8,299,192
22,375	Insulet Corp.*	6,033,866
10,328	Intuitive Surgical, Inc.*	8,698,035
19,011	West Pharmaceutical Services, Inc.	6,606,513

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
55,582	Zimmer Biomet Holdings, Inc.	$ 9,356,118

		57,580,062

Health Care Providers & Services – 2.9%
106,812	CVS Health Corp.	9,232,829
44,396	Guardant Health, Inc.*	5,510,432
12,642	Humana, Inc.	5,533,403
33,189	UnitedHealth Group, Inc.	13,671,213

		33,947,877

Health Care Technology – 0.7%
27,357	Veeva Systems, Inc., Class A*	7,970,188

Hotels, Restaurants & Leisure – 1.8%
26,528	Las Vegas Sands Corp.*	1,531,992
41,747	McDonald’s Corp.	9,764,206
19,641	Wyndham Hotels & Resorts, Inc.	1,474,253
12,546	Wynn Resorts Ltd.*	1,654,441
58,469	Yum! Brands, Inc.	7,014,526

		21,439,418

Household Durables – 0.1%
9,051	Lennar Corp., Class A	896,139

Household Products – 1.1%
99,341	Procter & Gamble Co. (The)	13,396,134

Industrial Conglomerates – 2.0%
970,057	General Electric Co.	13,639,001
42,515	Honeywell International, Inc.	9,817,139

		23,456,140

Insurance – 1.7%
66,282	Arch Capital Group Ltd.*	2,643,989
30,595	Athene Holding Ltd., Class A*	1,916,165
33,010	Chubb Ltd.	5,611,370
27,236	Globe Life, Inc.	2,871,219
2,628	Markel Corp.*	3,220,588
27,400	Marsh & McLennan Cos., Inc.	3,790,790

		20,054,121

Interactive Media & Services – 6.2%
10,934	Alphabet, Inc., Class A*	25,769,798
9,215	Alphabet, Inc., Class C*	22,222,525

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – (continued)
55,152	Facebook, Inc., Class A*	$ 18,130,117
82,226	Snap, Inc., Class A*	5,107,879
27,842	Twitter, Inc.*	1,614,836

		72,845,155

Internet & Direct Marketing Retail – 4.7%
14,799	Amazon.com, Inc.*	47,698,213
39,419	Etsy, Inc.*	6,493,492
20,403	Farfetch Ltd., Class A (United Kingdom)*	945,271

		55,136,976

IT Services – 6.5%
5,736	Accenture PLC, Class A	1,618,470
43,632	Cognizant Technology Solutions Corp., Class A	3,122,306
5,097	EPAM Systems, Inc.*	2,434,327
79,830	Fidelity National Information Services, Inc.	11,893,073
34,654	Global Payments, Inc.	6,712,826
45,647	International Business Machines Corp.	6,561,300
15,356	Mastercard, Inc., Class A	5,537,067
65,163	PayPal Holdings, Inc.*	16,943,683
15,044	Snowflake, Inc., Class A*	3,580,923
77,720	Visa, Inc., Class A	17,665,756

		76,069,731

Leisure Products – 0.2%
25,320	Brunswick Corp.	2,588,464

Life Sciences Tools & Services – 1.3%
90,679	Adaptive Biotechnologies Corp.*	3,428,573
9,345	Illumina, Inc.*	3,790,706
47,054	PerkinElmer, Inc.	6,826,124
3,375	Thermo Fisher Scientific, Inc.	1,584,562

		15,629,965

Machinery – 1.2%
14,172	Deere & Co.	5,117,509
40,110	Illinois Tool Works, Inc.	9,295,894

		14,413,403

Media – 0.9%
193,212	Comcast Corp., Class A	11,078,776

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – 0.2%
62,711	Freeport-McMoRan, Inc.	$ 2,679,014

Multiline Retail – 0.7%
11,958	Dollar General Corp.	2,426,996
59,631	Dollar Tree, Inc.*	5,814,022

		8,241,018

Multi-Utilities – 0.9%
59,102	Ameren Corp.	4,976,388
85,133	CMS Energy Corp.	5,341,245

		10,317,633

Oil, Gas & Consumable Fuels – 1.7%
108,271	Cheniere Energy, Inc.*	9,192,208
78,944	Chevron Corp.	8,193,598
50,287	ConocoPhillips	2,802,997

		20,188,803

Personal Products – 0.8%
29,835	Estee Lauder Cos., Inc. (The), Class A	9,145,024

Pharmaceuticals – 2.7%
13,383	AstraZeneca PLC ADR (United Kingdom)(a)	759,753
181,936	Bristol-Myers Squibb Co.	11,956,834
34,021	Catalent, Inc.*	3,566,421
74,459	Eli Lilly & Co.	14,872,441

		31,155,449

Professional Services – 0.9%
15,402	Booz Allen Hamilton Holding Corp.	1,308,092
41,242	TransUnion	4,412,894
28,836	Verisk Analytics, Inc.	4,983,726

		10,704,712

Road & Rail – 2.2%
25,298	Norfolk Southern Corp.	7,106,208
22,701	Old Dominion Freight Line, Inc.	6,025,981
53,681	Union Pacific Corp.	12,063,731

		25,195,920

Semiconductors & Semiconductor Equipment – 4.9%
53,156	Advanced Micro Devices, Inc.*	4,256,732
25,326	KLA Corp.	8,025,556
253,525	Marvell Technology, Inc.	12,245,258

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
24,606	Micron Technology, Inc.*	$ 2,070,349
22,439	NVIDIA Corp.	14,580,413
12,526	NXP Semiconductors NV (China)	2,648,247
14,832	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	1,740,684
61,693	Texas Instruments, Inc.	11,710,565

		57,277,804

Software – 9.9%
23,866	Adobe, Inc.*	12,042,306
21,610	Atlassian Corp. PLC, Class A*	5,041,181
19,115	Bill.com Holdings, Inc.*	2,846,606
9,767	HubSpot, Inc.*	4,926,279
10,690	Intuit, Inc.	4,693,872
224,376	Microsoft Corp.	56,022,200
13,508	Palo Alto Networks, Inc.*	4,906,781
13,067	Paycom Software, Inc.*	4,306,883
51,584	Qualtrics International, Inc., Class A*	1,776,553
9,879	ServiceNow, Inc.*	4,681,460
39,638	Splunk, Inc.*	4,804,126
46,260	UiPath, Inc., Class A*(a)	3,692,473
25,454	Workday, Inc., Class A*	5,821,839

		115,562,559

Specialty Retail – 2.1%
18,039	Advance Auto Parts, Inc.	3,422,539
4,611	Burlington Stores, Inc.*	1,491,059
7,071	Home Depot, Inc. (The)	2,255,013
21,724	Lowe’s Cos., Inc.	4,232,487
5,587	O’Reilly Automotive, Inc.*	2,989,715
2,439	RH*	1,563,521
41,163	Ross Stores, Inc.	5,202,592
10,516	Ulta Beauty, Inc.*	3,631,806

		24,788,732

Technology Hardware, Storage & Peripherals – 4.5%
427,275	Apple, Inc.	53,242,738

Textiles, Apparel & Luxury Goods – 1.5%
11,982	Lululemon Athletica, Inc.*	3,871,744
67,333	NIKE, Inc., Class B	9,188,261
34,711	PVH Corp.*	3,985,517

		17,045,522

Shares	Description	Value

Common Stocks – (continued)
Water Utilities – 0.4%
29,247	American Water Works Co., Inc.	$ 4,533,870

TOTAL COMMON STOCKS (Cost $662,044,503)		$1,159,815,410

Shares	Dividend Rate	Value

Investment Company – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,166,284	0.026%	$ 1,166,284
(Cost $1,166,284)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $663,210,787)		$1,160,981,694

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,487,014	0.026%	$ 4,487,014
(Cost $4,487,014)

TOTAL INVESTMENTS – 99.5% (Cost $667,697,801)		$1,165,468,708

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		6,330,691

NET ASSETS – 100.0%		$1,171,799,399

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%
Aerospace & Defense – 1.4%
11,015	Boeing Co. (The)*	$ 2,720,925

Auto Components – 1.7%
22,378	Aptiv PLC*	3,366,099

Beverages – 1.5%
29,759	Monster Beverage Corp.*	2,805,381

Biotechnology – 3.1%
23,849	BioMarin Pharmaceutical, Inc.*	1,843,528
59,057	Genmab A/S ADR (Denmark)*	2,398,895
23,335	Sarepta Therapeutics, Inc.*	1,765,293

		6,007,716

Chemicals – 1.5%
13,361	Ecolab, Inc.	2,873,684

Entertainment – 2.4%
9,305	Netflix, Inc.*	4,678,647

Equity Real Estate Investment Trusts (REITs) – 2.2%
16,274	American Tower Corp.REIT	4,157,356

Food & Staples Retailing – 1.2%
15,944	Walmart, Inc.	2,264,526

Food Products – 1.3%
28,851	McCormick & Co., Inc.	2,569,470

Health Care Equipment & Supplies – 6.1%
116,807	Boston Scientific Corp.*	4,970,138
16,099	Danaher Corp.	4,123,598
9,712	Insulet Corp.*	2,619,035

		11,712,771

Health Care Providers & Services – 0.9%
3,900	Humana, Inc.	1,707,030

Health Care Technology – 1.4%
9,104	Veeva Systems, Inc., Class A*	2,652,359

Hotels, Restaurants & Leisure – 1.6%
13,015	McDonald’s Corp.	3,044,078

Interactive Media & Services – 10.7%
5,735	Alphabet, Inc., Class A*	13,516,535

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – (continued)
1,939	Alphabet, Inc., Class C*	$ 4,676,015
40,387	Snap, Inc., Class A*	2,508,840

		20,701,390

Internet & Direct Marketing Retail – 6.1%
2,867	Amazon.com, Inc.*	9,240,542
54,107	Farfetch Ltd., Class A (United Kingdom)*	2,506,777

		11,747,319

IT Services – 12.0%
30,159	Fidelity National Information Services, Inc.	4,493,088
26,835	PayPal Holdings, Inc.*	6,977,637
10,083	Snowflake, Inc., Class A*	2,400,056
40,997	Visa, Inc., Class A	9,318,618

		23,189,399

Life Sciences Tools & Services – 2.6%
66,783	Adaptive Biotechnologies Corp.*	2,525,065
6,209	Illumina, Inc.*	2,518,619

		5,043,684

Pharmaceuticals – 2.9%
27,994	Eli Lilly & Co.	5,591,522

Professional Services – 1.4%
15,381	Verisk Analytics, Inc.	2,658,298

Road & Rail – 1.8%
34,623	CSX Corp.	3,466,455

Semiconductors & Semiconductor Equipment – 7.9%
127,328	Marvell Technology, Inc.	6,149,942
14,024	NVIDIA Corp.	9,112,515

		15,262,457

Software – 14.7%
11,574	Adobe, Inc.*	5,840,009
64,547	Microsoft Corp.	16,116,095
19,740	Splunk, Inc.*	2,392,488
17,937	Workday, Inc., Class A*	4,102,551

		28,451,143

Specialty Retail – 1.6%
23,822	Ross Stores, Inc.	3,010,863

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 7.2%
111,990	Apple, Inc.	$ 13,955,074

Textiles, Apparel & Luxury Goods – 4.3%
9,462	Lululemon Athletica, Inc.*	3,057,456
38,748	NIKE, Inc., Class B	5,287,552

		8,345,008

TOTAL COMMON STOCKS (Cost $99,920,121)		$191,982,654

Shares	Dividend Rate	Value

Investment Company – 0.3%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
633,857	0.026%	$ 633,857
(Cost $633,857)

TOTAL INVESTMENTS – 99.8% (Cost $100,553,978)		$192,616,511

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		340,218

NET ASSETS – 100.0%		$192,956,729

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Automobiles – 1.0%
545	Tesla, Inc.*	$ 340,745

Banks – 5.3%
7,352	Bank of America Corp.	311,651
2,211	East West Bancorp, Inc.	165,339
4,101	JPMorgan Chase & Co.	673,548
1,307	M&T Bank Corp.	210,022
390	SVB Financial Group*	227,327
4,031	Truist Financial Corp.	249,035

		1,836,922

Beverages – 1.7%
3,704	Coca-Cola Co. (The)	204,794
1,715	Coca-Cola Europacific Partners PLC (United Kingdom)	103,792
644	Constellation Brands, Inc., Class A	154,380
1,422	Monster Beverage Corp.*	134,052

		597,018

Biotechnology – 1.5%
1,650	BioMarin Pharmaceutical, Inc.*	127,545
3,643	Genmab A/S ADR (Denmark)*	147,979
2,509	Ionis Pharmaceuticals, Inc.*	93,460
1,415	Neurocrine Biosciences, Inc.*	136,151

		505,135

Building Products – 0.6%
1,193	Trane Technologies PLC	222,375

Capital Markets – 1.5%
1,669	Raymond James Financial, Inc.	221,293
762	S&P Global, Inc.	289,156

		510,449

Chemicals – 0.5%
789	Ecolab, Inc.	169,698

Communications Equipment – 0.4%
5,689	Juniper Networks, Inc.	149,791

Construction Materials – 0.6%
575	Martin Marietta Materials, Inc.	209,099

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – 1.5%
1,818	American Express Co.	$ 291,116
2,002	Discover Financial Services	234,755

		525,871

Containers & Packaging – 0.9%
1,635	Ball Corp.	134,331
1,109	Packaging Corp. of America	164,853

		299,184

Diversified Financial Services – 1.5%
1,810	Berkshire Hathaway, Inc., Class B*	523,886

Diversified Telecommunication Services – 1.0%
11,158	AT&T, Inc.	328,380

Electric Utilities – 0.7%
3,151	NextEra Energy, Inc.	230,716

Electrical Equipment – 1.6%
1,356	AMETEK, Inc.	183,196
1,494	Eaton Corp. PLC	217,003
615	Rockwell Automation, Inc.	162,188

		562,387

Electronic Equipment, Instruments & Components – 0.4%
4,244	Vontier Corp.*	148,880

Energy Equipment & Services – 0.5%
6,867	Baker Hughes Co.	167,555

Entertainment – 2.5%
1,433	Electronic Arts, Inc.	204,819
428	Netflix, Inc.*	215,202
2,426	Walt Disney Co. (The)*	433,405

		853,426

Equity Real Estate Investment Trusts (REITs) – 2.7%
856	AvalonBay Communities, Inc. REIT	177,141
1,832	Equity Residential REIT	141,889
568	Essex Property Trust, Inc. REIT	167,725
4,272	Healthpeak Properties, Inc. REIT	142,599
584	Public Storage REIT	164,968
469	SBA Communications Corp. REIT	139,818

		934,140

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 0.8%
2,028	Walmart, Inc.	$ 288,037

Food Products – 1.3%
1,577	Lamb Weston Holdings, Inc.	130,087
1,215	McCormick & Co., Inc.	108,208
3,040	Mondelez International, Inc., Class A	193,131

		431,426

Health Care Equipment & Supplies – 3.2%
5,202	Boston Scientific Corp.*	221,345
1,225	Danaher Corp.	313,771
360	IDEXX Laboratories, Inc.*	200,920
531	West Pharmaceutical Services, Inc.	184,528
1,069	Zimmer Biomet Holdings, Inc.	179,945

		1,100,509

Health Care Providers & Services – 3.9%
2,525	Centene Corp.*	185,840
3,119	CVS Health Corp.	269,607
440	Humana, Inc.	192,588
1,130	Quest Diagnostics, Inc.	148,787
1,324	UnitedHealth Group, Inc.	545,382

		1,342,204

Health Care Technology – 0.5%
577	Veeva Systems, Inc., Class A*	168,103

Hotels, Restaurants & Leisure – 2.0%
2,730	Las Vegas Sands Corp.*	157,657
1,422	McDonald’s Corp.	332,592
1,657	Yum! Brands, Inc.	198,790

		689,039

Household Durables – 0.6%
1,989	Lennar Corp., Class A	196,931

Household Products – 1.6%
1,436	Church & Dwight Co., Inc.	123,108
3,046	Procter & Gamble Co. (The)	410,753

		533,861

Independent Power and Renewable Electricity Producers – 0.5%
6,531	AES Corp. (The)	165,953

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – 0.9%
1,262	Honeywell International, Inc.	$ 291,408

Insurance – 2.1%
1,542	Chubb Ltd.	262,125
3,288	Hartford Financial Services Group, Inc. (The)	214,871
1,889	Marsh & McLennan Cos., Inc.	261,343

		738,339

Interactive Media & Services – 6.5%
359	Alphabet, Inc., Class A*	846,109
291	Alphabet, Inc., Class C*	701,764
1,656	Facebook, Inc., Class A*	544,377
1,003	Match Group, Inc.*	143,810

		2,236,060

Internet & Direct Marketing Retail – 4.3%
460	Amazon.com, Inc.*	1,482,612

IT Services – 5.4%
602	Accenture PLC, Class A	169,860
2,385	Cognizant Technology Solutions Corp., Class A	170,671
1,452	Fidelity National Information Services, Inc.	216,319
1,096	Global Payments, Inc.	212,306
2,175	International Business Machines Corp.	312,635
432	Mastercard, Inc., Class A	155,771
452	PayPal Holdings, Inc.*	117,529
2,258	Visa, Inc., Class A	513,243

		1,868,334

Leisure Products – 0.5%
1,572	Brunswick Corp.	160,706

Life Sciences Tools & Services – 0.9%
1,070	PerkinElmer, Inc.	155,225
849	PRA Health Sciences, Inc.*	145,111

		300,336

Machinery – 2.6%
693	Cummins, Inc.	178,295
2,392	Fortive Corp.	173,468
2,094	Graco, Inc.	158,558
873	Illinois Tool Works, Inc.	202,326

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
1,905	ITT, Inc.	$ 178,880

		891,527

Media – 1.5%
6,654	Comcast Corp., Class A	381,540
3,433	Liberty Media Corp.-Liberty SiriusXM, Class A*	149,885

		531,425

Metals & Mining – 0.7%
5,422	Freeport-McMoRan, Inc.	231,628

Multiline Retail – 0.5%
842	Dollar General Corp.	170,892

Multi-Utilities – 1.2%
1,599	Ameren Corp.	134,636
2,098	CMS Energy Corp.	131,628
2,551	Public Service Enterprise Group, Inc.	158,468

		424,732

Oil, Gas & Consumable Fuels – 2.2%
2,118	Cheniere Energy, Inc.*	179,818
3,324	Marathon Petroleum Corp.	205,423
2,461	Phillips 66	207,266
1,158	Pioneer Natural Resources Co.	176,236

		768,743

Personal Products – 0.6%
663	Estee Lauder Cos., Inc. (The), Class A	203,223

Pharmaceuticals – 3.1%
2,815	AstraZeneca PLC ADR (United Kingdom)(a)	159,807
4,918	Bristol-Myers Squibb Co.	323,211
1,512	Eli Lilly & Co.	302,007
1,603	Johnson & Johnson	271,308

		1,056,333

Professional Services – 0.9%
1,479	Booz Allen Hamilton Holding Corp.	125,612
1,100	Verisk Analytics, Inc.	190,113

		315,725

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 1.2%
2,286	CSX Corp.	$ 228,874
691	Old Dominion Freight Line, Inc.	183,426

		412,300

Semiconductors & Semiconductor Equipment – 4.0%
1,453	Intel Corp.	82,995
3,701	Marvell Technology, Inc.	178,758
1,234	Microchip Technology, Inc.	193,676
988	MKS Instruments, Inc.	185,971
316	NVIDIA Corp.	205,331
1,028	NXP Semiconductors NV (China)	217,340
1,706	Texas Instruments, Inc.	323,833

		1,387,904

Software – 9.1%
809	Adobe, Inc.*	408,205
1,406	Cadence Design Systems, Inc.*	178,548
663	Intuit, Inc.	291,117
7,883	Microsoft Corp.	1,968,227
483	Palo Alto Networks, Inc.*	175,450
527	Workday, Inc., Class A*	120,535

		3,142,082

Specialty Retail – 2.8%
810	Advance Auto Parts, Inc.	153,682
487	Home Depot, Inc. (The)	155,309
1,490	Lowe’s Cos., Inc.	290,297
402	O’Reilly Automotive, Inc.*	215,118
473	Ulta Beauty, Inc.*	163,355

		977,761

Technology Hardware, Storage & Peripherals – 5.7%
13,848	Apple, Inc.	1,725,599
3,122	NetApp, Inc.	241,549

		1,967,148

Trading Companies & Distributors – 0.5%
3,384	Fastenal Co.	179,487

Water Utilities – 0.4%
939	American Water Works Co., Inc.	145,564

TOTAL COMMON STOCKS (Cost $22,698,904)		$33,915,989

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 1.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
456,935	0.026%	$ 456,935
(Cost $456,935)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $23,155,839)		$34,372,924

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.5%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
155,761	0.026%	$ 155,761
(Cost $155,761)

TOTAL INVESTMENTS – 100.2% (Cost $23,311,600)		$34,528,685

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(66,959)

NET ASSETS – 100.0%		$34,461,726

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Aerospace & Defense – 1.0%
21,552	TransDigm Group, Inc.*	$ 13,983,800

Beverages – 1.2%
277,083	Coca-Cola Europacific Partners PLC (United Kingdom)	16,769,063

Biotechnology – 3.4%
168,098	Agios Pharmaceuticals, Inc.*	9,376,506
214,151	Genmab A/S ADR (Denmark)*	8,698,814
146,473	Neurocrine Biosciences, Inc.*	14,093,632
91,071	Seagen, Inc.*	14,147,880

		46,316,832

Building Products – 2.5%
445,418	AZEK Co., Inc. (The)*	19,389,045
77,409	Trane Technologies PLC	14,429,038

		33,818,083

Capital Markets – 1.4%
27,363	MarketAxess Holdings, Inc.	12,765,934
75,436	Tradeweb Markets, Inc., Class A	6,320,028

		19,085,962

Chemicals – 0.5%
331,892	Danimer Scientific, Inc.*(a)	7,361,365

Construction Materials – 1.3%
50,240	Martin Marietta Materials, Inc.	18,269,776

Consumer Finance – 1.3%
150,660	Discover Financial Services	17,666,392

Containers & Packaging – 1.8%
301,995	Ball Corp.	24,811,909

Diversified Consumer Services – 0.7%
133,018	Chegg, Inc.*	10,230,414

Electrical Equipment – 2.9%
111,694	AMETEK, Inc.	15,089,859
96,147	Rockwell Automation, Inc.	25,355,887

		40,445,746

Electronic Equipment, Instruments & Components – 2.4%
438,812	Amphenol Corp., Class A	29,514,495

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
29,954	Keysight Technologies, Inc.*	$ 4,264,851

		33,779,346

Entertainment – 1.6%
153,882	Live Nation Entertainment, Inc.*	13,866,307
33,683	Spotify Technology SA*	8,136,802

		22,003,109

Equity Real Estate Investment Trusts (REITs) – 1.3%
139,442	Equity LifeStyle Properties, Inc. REIT	9,880,860
62,061	Simon Property Group, Inc. REIT	7,974,218

		17,855,078

Food Products – 2.9%
281,654	McCormick & Co., Inc.	25,084,105
651,146	Utz Brands, Inc.	15,041,473

		40,125,578

Health Care Equipment & Supplies – 10.7%
52,868	Align Technology, Inc.*	31,200,050
469,487	Boston Scientific Corp.*	19,976,672
42,497	IDEXX Laboratories, Inc.*	23,718,001
93,539	Insulet Corp.*	25,224,662
84,102	West Pharmaceutical Services, Inc.	29,226,286
108,815	Zimmer Biomet Holdings, Inc.	18,316,829

		147,662,500

Health Care Providers & Services – 1.7%
185,157	Guardant Health, Inc.*	22,981,687

Health Care Technology – 3.2%
229,347	Certara, Inc.*	6,034,120
132,634	Veeva Systems, Inc., Class A*	38,641,589

		44,675,709

Hotels, Restaurants & Leisure – 4.2%
113,946	Expedia Group, Inc.*	20,162,745
47,825	Wingstop, Inc.	6,823,671
109,044	Wynn Resorts Ltd.*	14,379,632
135,051	Yum! Brands, Inc.	16,202,068

		57,568,116

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household Products – 0.8%
136,159	Church & Dwight Co., Inc.	$ 11,672,911

Interactive Media & Services – 2.3%
139,547	Bumble, Inc., Class A*	6,659,183
172,921	Match Group, Inc.*	24,793,413

		31,452,596

Internet & Direct Marketing Retail – 2.0%
165,487	Etsy, Inc.*	27,260,674

IT Services – 2.0%
71,592	Okta, Inc.*	15,924,924
33,371	Twilio, Inc., Class A*	11,212,656

		27,137,580

Life Sciences Tools & Services – 2.5%
48,169	10X Genomics, Inc., Class A*	8,670,420
160,247	Adaptive Biotechnologies Corp.*	6,058,939
133,890	PerkinElmer, Inc.	19,423,422

		34,152,781

Machinery – 2.0%
28,222	Cummins, Inc.	7,260,956
100,871	Fortive Corp.	7,315,165
133,590	ITT, Inc.	12,544,101

		27,120,222

Multiline Retail – 0.8%
120,044	Dollar Tree, Inc.*	11,704,290

Oil, Gas & Consumable Fuels – 0.6%
91,656	Cheniere Energy, Inc.*	7,781,594

Pharmaceuticals – 1.5%
199,550	Catalent, Inc.*	20,918,827

Professional Services – 4.6%
32,208	CoStar Group, Inc.*	27,505,632
96,077	TransUnion	10,280,239
149,780	Verisk Analytics, Inc.	25,886,477

		63,672,348

Road & Rail – 2.1%
80,137	Old Dominion Freight Line, Inc.	21,272,366

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – (continued)
32,086	Saia, Inc.*	$ 7,384,914

		28,657,280

Semiconductors & Semiconductor Equipment – 7.5%
96,966	Cree, Inc.*	9,697,570
124,282	Entegris, Inc.	14,224,075
42,833	KLA Corp.	13,573,349
524,072	Marvell Technology, Inc.	25,312,678
107,797	Microchip Technology, Inc.	16,918,739
90,302	MKS Instruments, Inc.	16,997,546
184,810	ON Semiconductor Corp.*	7,399,792

		104,123,749

Software – 17.2%
177,761	Anaplan, Inc.*	9,156,469
55,903	ANSYS, Inc.*	18,891,860
61,620	Avalara, Inc.*	8,144,315
51,753	Bill.com Holdings, Inc.*	7,707,057
57,538	C3.ai, Inc., Class A*(a)	3,550,670
230,019	Cadence Design Systems, Inc.*	29,210,113
140,416	DocuSign, Inc.*	28,310,674
191,997	Dynatrace, Inc.*	9,933,925
55,088	HubSpot, Inc.*	27,785,285
74,758	Palo Alto Networks, Inc.*	27,155,844
51,789	Paycom Software, Inc.*	17,069,654
31,212	Procore Technologies, Inc.*(a)	2,697,341
84,622	RingCentral, Inc., Class A*	22,210,736
178,672	Splunk, Inc.*	21,655,046
58,096	UiPath, Inc., Class A*(a)	4,637,223

		238,116,212

Specialty Retail – 4.9%
67,979	Burlington Stores, Inc.*	21,982,369
52,331	O’Reilly Automotive, Inc.*	28,003,365
49,121	Ulta Beauty, Inc.*	16,964,429

		66,950,163

Textiles, Apparel & Luxury Goods – 2.2%
94,643	Lululemon Athletica, Inc.*	30,581,993

TOTAL COMMON STOCKS (Cost $958,616,282)		$1,366,713,685

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 1.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
17,889,532	0.026%	$ 17,889,532
(Cost $17,889,532)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $976,505,814)		$1,384,603,217

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
13,596,051	0.026%	$ 13,596,051
(Cost $13,596,051)

TOTAL INVESTMENTS – 101.3% (Cost $990,101,865)		$1,398,199,268

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%		(17,694,957)

NET ASSETS – 100.0%		$1,380,504,311

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Aerospace & Defense – 3.0%
1,268	AeroVironment, Inc.*	$ 139,011
6,821	Kratos Defense & Security Solutions, Inc.*	170,593
2,803	Maxar Technologies, Inc.	87,173
3,510	Moog, Inc., Class A	316,602

		713,379

Auto Components – 1.3%
1,986	Fox Factory Holding Corp.*	308,783

Automobiles – 0.9%
2,869	Winnebago Industries, Inc.	212,191

Biotechnology – 14.2%
2,331	4D Molecular Therapeutics, Inc.*	61,911
4,324	ACADIA Pharmaceuticals, Inc.*	96,598
1,612	Acceleron Pharma, Inc.*	210,995
5,749	Agios Pharmaceuticals, Inc.*	320,679
5,054	Akouos, Inc.*	66,005
4,765	Allogene Therapeutics, Inc.*	122,460
1,487	Applied Molecular Transport, Inc.*(a)	71,287
3,724	ARYA Sciences Acquisition Corp III, Class A*	38,581
6,213	Avidity Biosciences, Inc.*	147,497
3,060	Beam Therapeutics, Inc.*(a)	239,384
3,722	Constellation Pharmaceuticals, Inc.*	73,733
7,402	Cytokinetics, Inc.*	161,586
4,981	Design Therapeutics, Inc.*	130,502
4,711	Dyne Therapeutics, Inc.*	90,027
2,566	Generation Bio Co.*	87,911
10,026	Halozyme Therapeutics, Inc.*	415,177
680	IGM Biosciences, Inc.*	50,762
7,067	Inozyme Pharma, Inc.*(a)	115,616
2,266	Kiniksa Pharmaceuticals Ltd., Class A*	30,886
2,779	Kronos Bio, Inc.*	67,835
1,942	ORIC Pharmaceuticals, Inc.*	44,375
2,364	PMV Pharmaceuticals, Inc.*	81,322
1,081	PTC Therapeutics, Inc.*	42,451
2,314	Relay Therapeutics, Inc.*	74,326
2,208	Repare Therapeutics, Inc. (Canada)*(a)	71,362
3,878	REVOLUTION Medicines, Inc.*	115,991
6,496	Sutro Biopharma, Inc.*	120,890
1,115	Turning Point Therapeutics, Inc.*	73,791
2,889	Y-mAbs Therapeutics, Inc.*	103,513

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
1,530	Zentalis Pharmaceuticals, Inc.*	$ 85,450

		3,412,903

Building Products – 2.5%
4,953	AZEK Co., Inc. (The)*	215,604
2,608	Gibraltar Industries, Inc.*	207,206
1,535	Masonite International Corp.*	183,509

		606,319

Capital Markets – 2.6%
2,672	Houlihan Lokey, Inc.	200,106
3,252	Moelis & Co., Class A	174,600
4,063	Open Lending Corp., Class A*	156,750
3,162	Virtu Financial, Inc., Class A	96,283

		627,739

Chemicals – 2.6%
2,778	Ashland Global Holdings, Inc.	263,466
2,164	Balchem Corp.	283,484
2,206	Zymergen, Inc.*(a)	71,430

		618,380

Commercial Services & Supplies – 0.5%
990	Tetra Tech, Inc.	118,275

Communications Equipment – 0.5%
1,959	Cambium Networks Corp.*	113,054

Construction & Engineering – 1.5%
4,545	Ameresco, Inc., Class A*	244,339
1,760	Dycom Industries, Inc.*	131,859

		376,198

Diversified Telecommunication Services – 1.0%
1,964	Bandwidth, Inc., Class A*	232,322

Electrical Equipment – 0.7%
4,571	Allied Motion Technologies, Inc.	161,813

Electronic Equipment, Instruments & Components – 2.7%
2,225	908 Devices, Inc.*(a)	93,739
2,653	Badger Meter, Inc.	253,547

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
2,117	Novanta, Inc.*	$ 294,200

		641,486

Food Products – 1.1%
1,509	Freshpet, Inc.*	266,821

Health Care Equipment & Supplies – 6.2%
5,837	Axonics, Inc.*	336,737
1,546	Hill-Rom Holdings, Inc.	172,039
2,236	Neogen Corp.*	206,405
1,096	Nevro Corp.*	165,167
1,644	Outset Medical, Inc.*	79,356
2,391	Shockwave Medical, Inc.*	430,141
1,200	Tandem Diabetes Care, Inc.*	102,468

		1,492,313

Health Care Providers & Services – 2.0%
7,254	Alignment Healthcare, Inc.*	183,018
4,021	Castle Biosciences, Inc.*	240,979
1,450	National Research Corp.	69,354

		493,351

Health Care Technology – 2.1%
2,800	Omnicell, Inc.*	389,200
2,120	Simulations Plus, Inc.	111,894

		501,094

Hotels, Restaurants & Leisure – 4.4%
580	Churchill Downs, Inc.	115,728
1,737	Shake Shack, Inc., Class A*	163,243
3,506	Texas Roadhouse, Inc.	353,089
1,304	Wingstop, Inc.	186,055
3,234	Wyndham Hotels & Resorts, Inc.	242,744

		1,060,859

Household Durables – 2.3%
6,254	Purple Innovation, Inc.*	178,364
4,579	Sonos, Inc.*	169,423
996	TopBuild Corp.*	197,258

		545,045

Shares	Description	Value

Common Stocks – (continued)
Insurance – 0.3%
3,890	Selectquote, Inc.*	$ 79,045

Interactive Media & Services – 0.4%
5,144	Eventbrite, Inc., Class A*	104,423

Internet & Direct Marketing Retail – 2.0%
940	Poshmark, Inc., Class A*	43,710
5,256	PubMatic, Inc., Class A*(a)	155,420
5,351	Revolve Group, Inc.*	296,659

		495,789

IT Services – 1.1%
5,051	BigCommerce Holdings, Inc.Series 1*	274,724

Leisure Products – 2.4%
2,879	Latham Group, Inc.*	89,422
2,991	Malibu Boats, Inc., Class A*	234,554
2,824	YETI Holdings, Inc.*	247,382

		571,358

Life Sciences Tools & Services – 3.1%
3,590	NeoGenomics, Inc.*	147,298
2,450	Olink Holding AB ADR (Sweden)*	86,558
9,089	Pacific Biosciences of California, Inc.*	245,857
5,079	Quanterix Corp.*	261,518

		741,231

Machinery – 9.9%
2,203	Chart Industries, Inc.*	321,506
6,882	Colfax Corp.*	304,184
8,241	Evoqua Water Technologies Corp.*	256,460
5,159	Federal Signal Corp.	219,154
2,537	Franklin Electric Co., Inc.	212,829
1,312	John Bean Technologies Corp.	188,967
741	Proto Labs, Inc.*	66,238
1,830	RBC Bearings, Inc.*	358,296
5,015	Shyft Group, Inc. (The)	195,485
1,917	Watts Water Technologies, Inc., Class A	260,520

		2,383,639

Personal Products – 0.7%
5,839	elf Beauty, Inc.*	163,492

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – 0.9%
1,725	Atea Pharmaceuticals, Inc.*	$ 35,224
4,931	Omeros Corp.*(a)	74,902
616	Pharvaris NV (Netherlands)*	12,628
5,502	Theravance Biopharma, Inc.*	95,075

		217,829

Professional Services – 1.2%
3,280	ManTech International Corp., Class A	285,393

Road & Rail – 1.1%
1,141	Saia, Inc.*	262,613

Semiconductors & Semiconductor Equipment – 8.8%
2,673	Ambarella, Inc.*	268,316
4,787	Axcelis Technologies, Inc.*	198,373
2,559	Brooks Automation, Inc.	261,248
6,998	Cohu, Inc.*	260,466
6,945	FormFactor, Inc.*	244,811
5,984	MACOM Technology Solutions Holdings, Inc.*	354,253
3,650	Power Integrations, Inc.	299,994
3,878	Semtech Corp.*	244,314

		2,131,775

Software – 11.5%
9,003	8x8, Inc.*	212,021
1,692	Alkami Technology, Inc.*	56,293
10,517	BTRS Holdings, Inc.*	150,393
4,199	Domo, Inc., Class B*	279,233
4,510	LivePerson, Inc.*	247,824
2,424	Olo, Inc., Class A*	82,052
5,763	PagerDuty, Inc.*	234,266
3,437	Rapid7, Inc.*	287,505
4,913	Sailpoint Technologies Holdings, Inc.*	228,602
1,867	Sprout Social, Inc., Class A*	129,607
6,447	Sumo Logic, Inc.*	121,204
6,835	Tenable Holdings, Inc.*	285,703
6,101	Vertex, Inc., Class A*	117,200
3,545	Workiva, Inc.*	336,421

		2,768,324

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 1.1%
9,377	Leslie’s, Inc.*	$ 273,433

Textiles, Apparel & Luxury Goods – 2.6%
4,407	Crocs, Inc.*	446,165
488	Deckers Outdoor Corp.*	163,695
634	Figs, Inc., Class A*	21,651

		631,511

TOTAL COMMON STOCKS (Cost $18,916,158)		$23,886,904

Shares	Dividend Rate	Value

Investment Company – 0.8%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
186,063	0.026%	$ 186,063
(Cost $186,063)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $19,102,221)		$24,072,967

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 2.8%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
671,857	0.026%	$ 671,857
(Cost $671,857)

TOTAL INVESTMENTS – 102.8% (Cost $19,774,078)		$24,744,824

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.8)%		(671,709)

NET ASSETS – 100.0%		$24,073,115

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Aerospace & Defense – 2.8%
175,833	HEICO Corp., Class A	$ 23,290,839
766,839	Kratos Defense & Security Solutions, Inc.*	19,178,643
113,693	Teledyne Technologies, Inc.*	47,690,803

		90,160,285

Air Freight & Logistics – 0.8%
173,012	XPO Logistics, Inc.*	25,420,653

Auto Components – 1.0%
196,614	Fox Factory Holding Corp.*	30,569,545

Biotechnology – 10.0%
676,523	Agios Pharmaceuticals, Inc.*	37,736,453
314,358	Allogene Therapeutics, Inc.*	8,079,000
180,760	Alnylam Pharmaceuticals, Inc.*	25,666,112
201,601	Arena Pharmaceuticals, Inc.*	12,319,837
72,036	Argenx SE ADR (Netherlands)*	20,097,324
408,149	Beam Therapeutics, Inc.*(a)	31,929,496
1,079,389	Exelixis, Inc.*	24,340,222
193,741	Galapagos NV ADR (Belgium)*(a)	14,751,440
839,209	Halozyme Therapeutics, Inc.*	34,751,645
476,121	Neurocrine Biosciences, Inc.*	45,812,363
50,953	Novavax, Inc.*(a)	7,521,682
202,536	Relay Therapeutics, Inc.*	6,505,456
174,791	REVOLUTION Medicines, Inc.*	5,227,999
113,445	Turning Point Therapeutics, Inc.*	7,507,790
56,835	Twist Bioscience Corp.*	6,098,964
194,813	Ultragenyx Pharmaceutical, Inc.*	19,814,430
331,989	Y-mAbs Therapeutics, Inc.*	11,895,166

		320,055,379

Building Products – 3.0%
297,249	Allegion PLC	41,757,539
798,441	AZEK Co., Inc. (The)*	34,756,137
59,058	Lennox International, Inc.	20,666,166

		97,179,842

Capital Markets – 2.4%
266,766	Evercore, Inc., Class A	38,910,489
552,868	Stifel Financial Corp.	38,302,695

		77,213,184

Shares	Description	Value

Common Stocks – (continued)
Chemicals – 3.9%
406,053	Ashland Global Holdings, Inc.	$ 38,510,067
521,539	RPM International, Inc.	48,779,543
136,320	Scotts Miracle-Gro Co. (The)	29,631,878
291,175	Zymergen, Inc.*(a)	9,428,246

		126,349,734

Commercial Services & Supplies – 0.6%
169,696	Tetra Tech, Inc.	20,273,581

Containers & Packaging – 1.3%
187,945	Avery Dennison Corp.	41,447,511

Distributors – 1.2%
87,010	Pool Corp.	37,984,215

Electrical Equipment – 1.9%
157,293	Generac Holdings, Inc.*	51,705,355
374,380	Shoals Technologies Group, Inc., Class A*	10,332,888

		62,038,243

Electronic Equipment, Instruments & Components – 1.4%
328,344	Novanta, Inc.*	45,629,966

Food Products – 1.5%
276,994	Freshpet, Inc.*	48,978,079

Health Care Equipment & Supplies – 3.0%
184,918	Neogen Corp.*	17,069,780
154,251	Nevro Corp.*	23,245,626
265,327	Tandem Diabetes Care, Inc.*	22,656,272
78,640	Teleflex, Inc.	31,628,222

		94,599,900

Health Care Providers & Services – 4.7%
908,943	Alignment Healthcare, Inc.*	22,932,632
243,258	Castle Biosciences, Inc.*	14,578,452
443,804	Guardant Health, Inc.*	55,084,952
226,771	Molina Healthcare, Inc.*	57,001,159

		149,597,195

Health Care Technology – 0.7%
854,177	Certara, Inc.*	22,473,397

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 2.6%
300,218	Planet Fitness, Inc., Class A*	$ 23,648,172
329,024	Texas Roadhouse, Inc.	33,136,007
358,300	Wyndham Hotels & Resorts, Inc.	26,893,998

		83,678,177

Interactive Media & Services – 0.6%
370,025	Bumble, Inc., Class A*	17,657,593

Internet & Direct Marketing Retail – 0.5%
273,477	Stitch Fix, Inc., Class A*	14,620,080

IT Services – 2.8%
520,940	DigitalOcean Holdings, Inc.*	21,900,318
100,334	MongoDB, Inc.*	29,291,508
406,032	Shift4 Payments, Inc., Class A*	37,878,725

		89,070,551

Leisure Products – 3.0%
322,724	Brunswick Corp.	32,992,074
384,662	Latham Group, Inc.*	11,947,602
174,641	Polaris, Inc.	22,916,392
323,341	YETI Holdings, Inc.*	28,324,672

		96,180,740

Life Sciences Tools & Services – 6.8%
169,292	10X Genomics, Inc., Class A*	30,472,560
130,415	Berkeley Lights, Inc.*	5,673,053
150,465	Bio-Techne Corp.	62,266,931
458,226	Pacific Biosciences of California, Inc.*	12,395,013
444,224	PerkinElmer, Inc.	64,443,576
284,500	Quanterix Corp.*	14,648,905
154,220	Repligen Corp.*	28,162,114

		218,062,152

Machinery – 6.1%
237,611	Chart Industries, Inc.*	34,676,949
878,362	Colfax Corp.*	38,823,601
208,526	IDEX Corp.	46,430,399
86,526	Proto Labs, Inc.*	7,734,559
197,191	RBC Bearings, Inc.*	38,608,026
261,055	Toro Co. (The)	29,000,600

		195,274,134

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – 1.0%
220,867	Atea Pharmaceuticals, Inc.*(a)	$ 4,510,104
784,234	Elanco Animal Health, Inc.*	28,216,739

		32,726,843

Professional Services – 2.5%
430,066	Booz Allen Hamilton Holding Corp.	36,525,505
295,007	Jacobs Engineering Group, Inc.	41,914,595

		78,440,100

Semiconductors & Semiconductor Equipment – 8.7%
1,040,743	Allegro MicroSystems, Inc. (Japan)*	27,277,874
410,083	Brooks Automation, Inc.	41,865,373
622,290	Entegris, Inc.	71,221,091
719,423	Lattice Semiconductor Corp.*	38,179,779
307,004	MKS Instruments, Inc.	57,787,363
118,987	Monolithic Power Systems, Inc.	40,826,819

		277,158,299

Software – 17.0%
224,445	Alkami Technology, Inc.*	7,467,285
460,742	Anaplan, Inc.*	23,732,820
303,585	Avalara, Inc.*	40,124,830
208,234	Bill.com Holdings, Inc.*	31,010,207
278,683	Blackline, Inc.*	28,974,672
841,982	Duck Creek Technologies, Inc.*	33,098,312
1,131,651	Dynatrace, Inc.*	58,551,623
315,953	Elastic NV*	37,348,804
61,814	HubSpot, Inc.*	31,177,745
319,197	JFrog Ltd. (Israel)*(a)	13,326,475
279,479	nCino, Inc.*	17,081,757
318,059	Olo, Inc., Class A*	10,766,297
126,708	Procore Technologies, Inc.*(a)	10,950,105
666,610	Qualtrics International, Inc., Class A*	22,958,048
440,992	Rapid7, Inc.*	36,888,981
522,262	Sailpoint Technologies Holdings, Inc.*	24,300,851
436,355	Smartsheet, Inc., Class A*	25,779,853
684,525	Varonis Systems, Inc.*	33,062,558
418,068	Zendesk, Inc.*	57,133,173

		543,734,396

Specialty Retail – 4.1%
216,004	Five Below, Inc.*	39,770,656

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
387,906	Floor & Decor Holdings, Inc., Class A*	$ 38,135,039
81,052	RH*	51,958,385

		129,864,080

Textiles, Apparel & Luxury Goods – 1.9%
127,316	Deckers Outdoor Corp.*	42,706,879
84,337	Figs, Inc., Class A*	2,880,109
574,729	Levi Strauss & Co., Class A	15,379,748

		60,966,736

Trading Companies & Distributors – 1.0%
182,633	SiteOne Landscape Supply, Inc.*	31,420,181

TOTAL COMMON STOCKS (Cost $2,307,787,890)		$3,158,824,771

Shares	Dividend Rate	Value

Investment Company – 1.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
40,756,025	0.026%	$ 40,756,025
(Cost $40,756,025)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,348,543,915)		$3,199,580,796

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
34,427,824	0.026%	$ 34,427,824
(Cost $34,427,824)

TOTAL INVESTMENTS – 101.2% (Cost $2,382,971,739)		$3,234,008,620

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%		(36,409,084)

NET ASSETS – 100.0%		$3,197,599,536

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Aerospace & Defense – 0.6%
5,318	Boeing Co. (The)*	$ 1,313,652

Auto Components – 0.6%
7,410	Aptiv PLC*	1,114,612

Automobiles – 1.4%
4,645	Tesla, Inc.*	2,904,147

Beverages – 1.7%
37,284	Coca-Cola Co. (The)	2,061,433
14,571	Monster Beverage Corp.*	1,373,608

		3,435,041

Biotechnology – 2.1%
9,732	BioMarin Pharmaceutical, Inc.*	752,284
36,449	Genmab A/S ADR (Denmark)*	1,480,558
9,570	Sarepta Therapeutics, Inc.*	723,970
8,500	Seagen, Inc.*	1,320,475

		4,277,287

Capital Markets – 1.5%
33,459	Charles Schwab Corp. (The)	2,470,947
5,227	Intercontinental Exchange, Inc.	590,024

		3,060,971

Chemicals – 2.0%
15,527	Danimer Scientific, Inc.*	344,389
5,094	Ecolab, Inc.	1,095,617
4,065	Linde PLC (United Kingdom)	1,221,939
4,851	Sherwin-Williams Co. (The)	1,375,404

		4,037,349

Construction Materials – 0.5%
2,531	Martin Marietta Materials, Inc.	920,398

Diversified Consumer Services – 0.4%
11,457	Chegg, Inc.*	881,158

Electronic Equipment, Instruments & Components – 0.7%
21,487	Amphenol Corp., Class A	1,445,216

Entertainment – 2.5%
11,616	Live Nation Entertainment, Inc.*	1,046,718

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
8,158	Netflix, Inc.*	$ 4,101,924

		5,148,642

Equity Real Estate Investment Trusts (REITs) – 1.6%
7,051	American Tower Corp. REIT	1,801,248
1,976	Equinix, Inc. REIT	1,455,759

		3,257,007

Food & Staples Retailing – 0.5%
7,620	Walmart, Inc.	1,082,269

Food Products – 1.2%
14,302	McCormick & Co., Inc.	1,273,736
17,336	Mondelez International, Inc., Class A	1,101,356

		2,375,092

Health Care Equipment & Supplies – 5.0%
50,937	Boston Scientific Corp.*	2,167,369
9,940	Danaher Corp.	2,546,032
4,655	Insulet Corp.*	1,255,314
2,712	Intuitive Surgical, Inc.*	2,283,992
5,495	West Pharmaceutical Services, Inc.	1,909,567

		10,162,274

Health Care Providers & Services – 1.4%
7,470	Guardant Health, Inc.*	927,177
4,229	Humana, Inc.	1,851,033

		2,778,210

Health Care Technology – 0.9%
39,198	American Well Corp., Class A*	488,015
4,839	Veeva Systems, Inc., Class A*	1,409,794

		1,897,809

Hotels, Restaurants & Leisure – 1.4%
14,112	Las Vegas Sands Corp.*	814,968
8,434	McDonald’s Corp.	1,972,628

		2,787,596

Interactive Media & Services – 12.5%
3,977	Alphabet, Inc., Class A*	9,373,192
2,435	Alphabet, Inc., Class C*	5,872,149
26,145	Facebook, Inc., Class A*	8,594,646

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – (continued)
22,322	Snap, Inc., Class A*	$ 1,386,643

		25,226,630

Internet & Direct Marketing Retail – 8.5%
4,655	Amazon.com, Inc.*	15,003,391
6,036	Etsy, Inc.*	994,310
26,441	Farfetch Ltd., Class A (United Kingdom)*	1,225,012

		17,222,713

IT Services – 10.9%
17,163	Fidelity National Information Services, Inc.	2,556,944
5,321	Global Payments, Inc.	1,030,731
11,351	Mastercard, Inc., Class A	4,092,944
4,854	Okta, Inc.*	1,079,724
19,823	PayPal Holdings, Inc.*	5,154,376
3,440	Snowflake, Inc., Class A*	818,823
32,581	Visa, Inc., Class A	7,405,661

		22,139,203

Life Sciences Tools & Services – 1.9%
5,919	10X Genomics, Inc., Class A*	1,065,420
21,824	Adaptive Biotechnologies Corp.*	825,165
4,767	Illumina, Inc.*	1,933,686

		3,824,271

Machinery – 0.5%
2,868	Deere & Co.	1,035,635

Personal Products – 1.0%
6,331	Estee Lauder Cos., Inc. (The), Class A	1,940,578

Pharmaceuticals – 2.9%
42,079	Bristol-Myers Squibb Co.	2,765,432
15,287	Eli Lilly & Co.	3,053,425

		5,818,857

Professional Services – 0.8%
9,279	Verisk Analytics, Inc.	1,603,690

Road & Rail – 1.6%
13,969	Union Pacific Corp.	3,139,253

Semiconductors & Semiconductor Equipment – 5.2%
63,681	Marvell Technology, Inc.	3,075,792

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
11,456	NVIDIA Corp.	$ 7,443,880

		10,519,672

Software – 16.1%
9,118	Adobe, Inc.*	4,600,760
5,148	Atlassian Corp. PLC, Class A*	1,200,925
6,055	Bill.com Holdings, Inc.*	901,711
10,295	C3.ai, Inc., Class A*(a)	635,304
3,850	HubSpot, Inc.*	1,941,863
56,512	Microsoft Corp.	14,109,916
25,909	Qualtrics International, Inc., Class A*	892,306
3,900	ServiceNow, Inc.*	1,848,132
16,047	Splunk, Inc.*	1,944,896
8,353	UiPath, Inc., Class A*(a)	666,737
16,309	Workday, Inc., Class A*	3,730,195

		32,472,745

Specialty Retail – 1.3%
21,004	Ross Stores, Inc.	2,654,696

Technology Hardware, Storage & Peripherals – 7.7%
124,698	Apple, Inc.	15,538,618

Textiles, Apparel & Luxury Goods – 2.9%
5,528	Lululemon Athletica, Inc.*	1,786,263
25,070	NIKE, Inc., Class B	3,421,052
6,042	PVH Corp.*	693,742

		5,901,057

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $93,976,260)		$201,916,348

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.6%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,307,269	0.026%	$ 1,307,269
(Cost $1,307,269)

TOTAL INVESTMENTS – 100.4% (Cost $95,283,529)		$203,223,617

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(897,924)

NET ASSETS – 100.0%		$202,325,693

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communications Equipment – 2.3%
363,368	Cisco Systems, Inc.	$ 19,222,167

Entertainment – 4.6%
174,735	Activision Blizzard, Inc.	16,992,979
121,630	Walt Disney Co. (The)*	21,729,199

		38,722,178

Equity Real Estate Investment Trusts (REITs) – 4.3%
66,627	American Tower Corp. REIT	17,020,533
25,354	Equinix, Inc. REIT	18,678,799

		35,699,332

Interactive Media & Services – 14.8%
15,141	Alphabet, Inc., Class A*	35,685,066
23,112	Alphabet, Inc., Class C*	55,735,975
62,296	Facebook, Inc., Class A*	20,478,564
194,075	Snap, Inc., Class A*	12,055,939

		123,955,544

Internet & Direct Marketing Retail – 8.7%
16,679	Amazon.com, Inc.*	53,757,584
259,100	Meituan, Class B (China)*(a)	9,081,374
7,359	MercadoLibre, Inc. (Argentina)*	9,998,453

		72,837,411

IT Services – 17.1%
37,573	Accenture PLC, Class A	10,601,598
156,545	Fidelity National Information Services, Inc.	23,322,074
61,512	Global Payments, Inc.	11,915,490
40,682	Mastercard, Inc., Class A	14,669,116
135,655	PayPal Holdings, Inc.*	35,273,013
6,967	Shopify, Inc., Class A (Canada)*	8,659,075
44,845	Snowflake, Inc., Class A*	10,674,455
125,728	Visa, Inc., Class A	28,577,974

		143,692,795

Road & Rail – 1.1%
176,612	Uber Technologies, Inc.*	8,977,188

Semiconductors & Semiconductor Equipment – 19.3%
133,632	Advanced Micro Devices, Inc.*	10,701,251
40,960	KLA Corp.	12,979,814
22,327	Lam Research Corp.	14,509,201
578,837	Marvell Technology, Inc.	27,957,827

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
82,982	Microchip Technology, Inc.	$ 13,024,025
39,450	NVIDIA Corp.	25,633,821
75,191	NXP Semiconductors NV (China)	15,896,881
168,661	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	19,794,055
109,966	Texas Instruments, Inc.	20,873,746

		161,370,621

Software – 25.6%
53,834	Adobe, Inc.*	27,163,560
65,288	Atlassian Corp. PLC, Class A*	15,230,385
41,847	HubSpot, Inc.*	21,106,790
293,758	Microsoft Corp.	73,345,497
23,161	Palo Alto Networks, Inc.*	8,413,233
41,046	Paycom Software, Inc.*	13,528,762
20,706	ServiceNow, Inc.*	9,812,159
137,868	Splunk, Inc.*	16,709,602
93,460	UiPath, Inc., Class A*(b)	7,459,977
95,021	Workday, Inc., Class A*	21,733,203

		214,503,168

Technology Hardware, Storage & Peripherals – 1.9%
129,694	Apple, Inc.	16,161,170

TOTAL COMMON STOCKS (Cost $429,799,563)		$835,141,574

Shares	Dividend Rate	Value

Investment Company – 0.2%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,902,865	0.026%	$ 1,902,865
(Cost $1,902,865)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $431,702,428)		$837,044,439

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.9%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
7,814,953	0.026%	$ 7,814,953
(Cost $7,814,953)

TOTAL INVESTMENTS – 100.8% (Cost $439,517,381)		$844,859,392

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(7,337,577)

NET ASSETS – 100.0%		$837,521,815

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Auto Components – 2.0%
1,879	Aptiv PLC*	$ 282,639

Banks – 3.8%
3,294	JPMorgan Chase & Co.	541,007

Biotechnology – 0.5%
882	BioMarin Pharmaceutical, Inc.*	68,179

Building Products – 0.4%
1,273	AZEK Co., Inc. (The)*	55,414

Capital Markets – 4.8%
377	BlackRock, Inc.	330,644
3,773	Morgan Stanley	343,154

		673,798

Chemicals – 4.5%
2,131	Danimer Scientific, Inc.*	47,266
1,279	Ecolab, Inc.	275,087
1,014	Linde PLC (United Kingdom)	304,808

		627,161

Communications Equipment – 2.6%
6,936	Cisco Systems, Inc.	366,914

Consumer Finance – 2.8%
2,441	American Express Co.	390,877

Containers & Packaging – 2.0%
3,378	Ball Corp.	277,536

Diversified Telecommunication Services – 1.8%
4,595	Verizon Communications, Inc.	259,572

Electric Utilities – 2.4%
4,611	NextEra Energy, Inc.	337,617

Electrical Equipment – 3.5%
1,801	Eaton Corp. PLC	261,595
898	Rockwell Automation, Inc.	236,821

		498,416

Entertainment – 2.8%
2,236	Walt Disney Co. (The)*	399,461

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 2.1%
580	American Tower Corp. REIT	$ 148,167
193	Equinix, Inc. REIT	142,187

		290,354

Food Products – 1.5%
2,321	McCormick & Co., Inc.	206,708

Health Care Equipment & Supplies – 2.7%
1,505	Danaher Corp.	385,491

Health Care Providers & Services – 4.1%
3,861	CVS Health Corp.	333,745
542	Humana, Inc.	237,233

		570,978

Hotels, Restaurants & Leisure – 2.1%
1,257	McDonald’s Corp.	294,000

Household Products – 2.8%
2,878	Procter & Gamble Co. (The)	388,098

Industrial Conglomerates – 2.4%
24,362	General Electric Co.	342,530

Interactive Media & Services – 5.7%
340	Alphabet, Inc., Class A*	801,329

IT Services – 3.3%
2,025	Visa, Inc., Class A	460,283

Machinery – 1.3%
492	Deere & Co.	177,661

Media – 2.3%
5,589	Comcast Corp., Class A	320,473

Pharmaceuticals – 4.7%
4,010	Bristol-Myers Squibb Co.	263,537
1,974	Eli Lilly & Co.	394,287

		657,824

Road & Rail – 3.0%
1,849	Union Pacific Corp.	415,526

Semiconductors & Semiconductor Equipment – 7.3%
2,143	Cree, Inc.*	214,321

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
4,838	Marvell Technology, Inc.	$ 233,675
429	NVIDIA Corp.	278,756
1,557	Texas Instruments, Inc.	295,550

		1,022,302

Software – 9.3%
492	Adobe, Inc.*	248,253
3,589	Microsoft Corp.	896,102
702	Workday, Inc., Class A*	160,561

		1,304,916

Specialty Retail – 2.0%
2,191	Ross Stores, Inc.	276,921

Technology Hardware, Storage & Peripherals – 4.7%
5,279	Apple, Inc.	657,816

Textiles, Apparel & Luxury Goods – 2.2%
2,291	NIKE, Inc., Class B	312,630

Water Utilities – 1.6%
1,442	American Water Works Co., Inc.	223,539

TOTAL COMMON STOCKS (Cost $9,693,303)		$13,887,970

Shares	Dividend Rate	Value

Investment Company – 0.5%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
67,057	0.026%	$ 67,057
(Cost $67,057)

TOTAL INVESTMENTS – 99.5% (Cost $9,760,360)		$13,955,027

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		79,612

NET ASSETS – 100.0%		$14,034,639

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2021:

CAPITAL GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,388,931	$—	$—
Europe	27,664,198	—	—
North America	1,127,762,281	—	—
Investment Company	1,166,284	—	—
Securities Lending Reinvestment Vehicle	4,487,014	—	—

Total	$1,165,468,708	$—	$—

CONCENTRATED GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$4,905,672	$—	$—
North America	187,076,982	—	—
Investment Company	633,857	—	—

Total	$192,616,511	$—	$—

FLEXIBLE CAP FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$217,340	$—	$—
Europe	411,578	—	—
North America	33,287,071	—	—
Investment Company	456,935	—	—
Securities Lending Reinvestment Vehicle	155,761	—	—

Total	$34,528,685	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$25,467,877	$—	$—
North America	1,341,245,808	—	—
Investment Company	17,889,532	—	—
Securities Lending Reinvestment Vehicle	13,596,051	—	—

Total	$1,398,199,268	$—	$—

SMALL CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$99,186	$—	$—
North America	23,787,718	—	—
Investment Company	186,063	—	—
Securities Lending Reinvestment Vehicle	671,857	—	—

Total	$24,744,824	$—	$—

SMALL/MID CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$40,604,349	$—	$—
Europe	34,848,764	—	—
North America	3,083,371,658	—	—
Investment Company	40,756,025	—	—
Securities Lending Reinvestment Vehicle	34,427,824	—	—

Total	$3,234,008,620	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$3,927,509	$—	$—
North America	197,988,839	—	—
Securities Lending Reinvestment Vehicle	1,307,269	—	—

Total	$203,223,617	$—	$—

TECHNOLOGY OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$35,690,936	$9,081,374	$—
North America	780,370,811	—	—
South America	9,998,453	—	—
Investment Company	1,902,865	—	—
Securities Lending Reinvestment Vehicle	7,814,953	—	—

Total	$835,778,018	$9,081,374	$—

U.S. EQUITY ESG FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$304,808	$—	$—
North America	13,583,162	—	—
Investment Company	67,057	—	—

Total	$13,955,027	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices by an independent third-party (fair value) service for certain international equity securities resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Capital Growth, Flexible Cap Fund, Growth Opportunities, Small Cap Growth, Small/Mid Cap Growth, Strategic Growth and Technology Opportunities Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invest. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Under normal circumstances, the Concentrated Growth Fund and the U.S. Equity ESG Fund intend to invest in up to approximately 40 and 50 companies, respectively. As a result of the relatively small number of issuers in which a Fund generally invests, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by a Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, a Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.